NXG NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2023

		Fair
Common Stock - 74.4%	Shares	Value
Battery Manufacturer - 0.7%
Freyr Battery(2)(3)	90,000	$817,200

Communication Services - 1.4%
Infrastrutture Wireless Italiane SpA(1)(2)	162,944	1,793,371

Data Center Software - 0.9%
Megaport Ltd.(2)(3)	307,548	1,163,715

Diversified Renewable Generation - 1.2%
Renew Energy Global plc(2)(3)	353,201	1,532,892

Electric Vehicle Charging - 1.0%
Chargepoint Holdings, Inc.(3)	50,000	568,000
EVGO, Inc.(3)	50,000	296,500
Tritium DCFC Limited(2)(3)	212,660	382,788
		1,247,288
Electric Vehicle OEM - 0.4%
Niu Technologies(2)(3)	121,102	508,628

Energy Metering & Management - 2.3%
Fluence Energy, Inc.(3)	114,012	2,128,604
STEM, Inc.(3)	100,000	816,000
		2,944,604
Industrials- 2.2%
Plug Power, Inc.(3)	186,494	2,773,166

Integrated Utility - 0.5%
Enel Societa Per Azioni(1)(2)	100,000	555,000

IT Services - 2.5%
21Vianet Group, Inc.(1)(2)(3)	433,257	1,720,030
GDS Holdings Ltd.(1)(2)(3)	73,523	1,415,318
		3,135,348
Large Cap Diversified C Corps. - 8.2%
Enbridge, Inc.(2)	100,000	3,752,000
Pembina Pipeline Corporation(1)(2)	203,907	6,696,306
		10,448,306
LNG Midstream - 3.3%
Cheniere Energy Inc.	9,000	1,416,060
New Fortress Energy, Inc.	85,974	2,836,282
		4,252,342
Mineral Royalties - 3.8%
Sitio Royalties Corporation	206,280	4,849,643

Natural Gas Gatherers & Processors - 5.1%
Targa Res Corporation	88,228	6,537,695

Natural Gas Transportation & Storage - 3.0%
Equitrans Midstream Corporation(1)	637,742	3,845,584

Refiners - 2.4%
Marathon Petroleum Corporation	25,000	3,090,000

Renewable Generation - 1.8%
Sunnova Energy International, Inc.(3)	128,353	2,282,116

Solar - 12.8%
Atlantica Sustainable Infrastructure plc(1)(2)	295,000	8,142,000
SolarEdge Technologies, Inc.(1)(3)	19,919	6,332,648
Sunrun, Inc.(1)(3)	78,025	1,875,721
		16,350,369
Solar Developer - 0.6%
Azure Power Global Ltd.(1)(2)(3)	241,443	801,591

Solar Energy Equipment - 4.1%
Array Technologies, Inc.(1)(3)	17,833	334,190
Enphase Energy, Inc.(3)	18,070	3,804,277
Maxeon Solar Technologies Ltd.(2)(3)	63,454	1,116,790
		5,255,257
Solar Equipment - 5.0%
FTC Solar, Inc.(3)	165,000	506,550
Shoals Technologies Group, Inc. - Class A(3)	50,000	1,227,000
SMA Solar Technology AG(2)(3)	58,928	4,593,922
		6,327,472
Solar Generation - 3.4%
Altus Power, Inc.(3)	150,545	1,019,190
Solaria Energia(1)(2)(3)	179,426	3,290,486
		4,309,676
Solar Materials Modules - 0.3%
Meyer Burger Technology AG(2)(3)	500,000	369,310

Towers - 1.0%
Cellnex Telecom SA(2)	35,000	1,313,155

Utilities - 5.4%
Clearway Energy, Inc.(1)	219,156	6,883,690

Wind Generation - 1.1%
Orsted A/S(2)(4)	15,398	1,340,289
Total Common Stocks (Cost $111,486,721)		$94,727,707

Master Limited Partnerships and Related Companies - 44.0%	Units
Crude Oil & Refined Products - 5.3%
Delek Logistics Partners, L.P.(1)	26,520	$1,337,138
Nustar Energy, L.P.(1)	347,594	5,425,942
		6,763,080
Large Cap Diversified C Corps - 6.3%
Plains GP Holdings, L.P.(1)	578,643	8,048,924

Large Cap MLP - 13.6%
Energy Transfer, L.P.(1)	489,472	6,196,721
Enterprise Products Partners, L.P.	150,000	3,829,500
MPLX, L.P.(1)	170,227	5,894,961
Plains All American Pipeline, L.P.	100,000	1,325,000
		17,246,182
Natural Gas Gatherers & Processors - 8.1%
Crestwood Equity Partners, L.P.(1)	253,506	6,269,203
Western Midstream Partners, L.P.(1)	157,802	4,104,430
		10,373,633
Natural Gas Transportation & Storage- 1.0%
Cheniere Energy Partners, L.P.	26,391	1,304,771

Upstream MLP - 5.4%
Kimbell Royalty Partners, L.P.	151,128	2,331,905
TXO Energy Partners, L.P.(3)	187,500	4,520,625
		6,852,530
YieldCo - 4.3%
NextEra Energy Partners, L.P.	81,955	5,430,338
Total Master Limited Partnerships and Related Companies (Cost $41,689,325)		$56,019,458

Real Estate Investment Trusts - 8.5%	Shares
Data Centers - 3.4%
Keppel DC REIT(2)	831,057	$1,220,655
Digital Realty Trust, Inc.(1)	30,000	3,126,900
		4,347,555
Towers - 5.1%
American Tower Corporation	17,680	3,500,817
Crown Castle International Corporation	23,242	3,038,893
		6,539,710
Total Real Estate Investment Trusts (Cost $12,892,674)		$10,887,265
.
Fixed Income - 7.6%	Principal Amount
Automobile Parts Manufacturing - 3.9%
Clarios Global, L.P., 8.500%, due 05/15/2027 (1)(2)(4)	5,000,000	$4,975,236

Exploration & Production - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	5,000,000	-

Refiners - 3.7%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023(1)	4,750,000	4,740,524
Total Fixed Income (Cost $14,719,952)		$9,715,760

Short-Term Investments - Investment Companies - 6.2%	Shares
First American Government Obligations Fund - Class X, 4.37%(1)(5)	3,917,640	$3,917,640
First American Treasury Obligations Fund - Class X, 4.48%(1)(5)	3,917,639	3,917,639
Total Short-Term Investments - Investment Companies (Cost $7,835,279)		$7,835,279

Total Investments - 140.7% (Cost $188,623,951)		$179,185,469
Liabilities in Excess of Other Assets - (40.7)%		(51,821,922)
Net Assets Applicable to Common Stockholders - 100.0%		$127,363,547

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Foreign issued security. Foreign concentration is as follows: Canada 12.11%, United Kingdom 7.60%, and Spain 3.61%
(3)	No distribution or dividend was made during the period ended February 28, 2023. As such, it is classified as a non-income producing security as of February 28, 2023.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors. As of February 28, 2023, the value of these investments was $6,315,525 or 4.96% of total net assets.

(5)	Rate reported is the current yield as of February 28, 2023.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2023	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$94,727,707	$94,727,707	$-	$-
Master Limited Partnerships and Related Companies (a)	56,019,458	56,019,458	-	-
Real Estate Investment Trusts (a)	10,887,265	10,887,265	-	-
Total Equity Securities	161,634,430	161,634,430	-	-
Notes Senior Notes(a)	9,715,760	-	9,715,760	-
Total Notes	9,715,760	-	9,715,760	-
Other
Short Term Investments (a)	7,835,279	7,835,279	-	-
Total Other	7,835,279	7,835,279	-	-
Total Assets	$179,185,469	$169,469,709	$9,715,760	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2023.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2023.